CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income (loss) attributable to T Stamp Inc.	$ (4,593,406)	$ (4,752,980)
Net loss attributable to non-controlling interest	0	0
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	547,467	596,109
Stock-based compensation	956,603	305,350
Change in fair value of warrant liability	(5,842)	(3,473)
Repayment of shareholder loan through in-kind services	0	18,547
Impairment of capitalized internal-use software	23,595	16,819
Gain on sale of property and equipment	0	(216,189)
Non-cash interest	133,146	28,958
Non-cash lease expense	109,700	151,001
Non-cash write off of mobile hardware	(162,130)	(15,775)
Loss on retirement of equipment	3,751	17,589
Loss on inducement agreements	360,307	0
Loss on termination of warrant agreement	1,166,440	0
Non-cash investment gain	(5,000,000)	0
Changes in assets and liabilities:
Accounts receivable	310,595	467,129
Related party receivables	20,306	396
Prepaid expenses and other current assets	(387,143)	40,220
Other assets	(5,907)	(20,442)
Accounts payable	(124,842)	(258,376)
Accrued expense	526,370	(238,431)
Related party payables	(33,866)	(145,274)
Deferred revenue	84,950	(1,724,202)
Income tax payable	(1,975)	(5,616)
Operating lease liabilities	(111,277)	(145,483)
Net cash flows from operating activities	(6,183,158)	(5,884,123)
Cash flows from investing activities:
Proceeds from sale of property, plant and equipment	0	377,360
Investment	(100,000)	0
Capitalized internally developed software costs	(502,206)	(478,338)
Patent application costs	(71,883)	(78,169)
Purchases of property and equipment	(12,617)	(538)
Net cash flows from investing activities	(686,706)	(179,685)
Cash flows from financing activities:
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees	3,985,795	7,464,312
Payment to terminate common stock warrant agreement	(1,650,000)	0
Forfeited common stock shares to satisfy taxes	(56,992)	(24,656)
Proceeds from exercise of warrants to common stock	1,538,348	622,554
Proceeds from exercise of options to common stock	0	2,000
Proceeds from loans	845,000	0
Principal payments on loans	(287,228)	0
Principal payments on financial liabilities	0	(29,715)
Net cash flows from financing activities	4,374,923	8,034,495
Effect of foreign currency translation on cash	(47,775)	(42,678)
Net change in cash and cash equivalents	(2,542,716)	1,928,009
Cash and cash equivalents, beginning of period	3,140,747	1,254,494
Cash and cash equivalents, end of period	598,031	3,182,503
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	2,356	580
Supplemental disclosure of non-cash activities:
Adjustment to investing activities for warrants issued to the Company in lieu of cash	5,000,000	0
Adjustment to operating lease right-of-use assets related to renewed leases	143,594	82,185
Adjustment to operating lease operating lease liabilities related to renewed leases	142,192	83,298
Adjustment to operating lease right-of-use assets related to terminated leases	0	82,095
Adjustment to operating lease liabilities related to terminated leases	0	77,648
Prepaid rent expense reclassified upon termination of leases	$ 0	$ 5,335